SEGMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment reporting information

(in thousands of $)	2011			2010
	Vessel operations	LNG Trading	Total	Vessel operations	LNG Trading	Total
Revenue from external customers	299,848	—	299,848	244,045	—	244,045
Vessel and voyage operating expenses	(68,914)	—	(68,914)	(85,221)	—	(85,221)
Administrative expenses	(26,988)	(6,691)	(33,679)	(16,580)	(6,252)	(22,832)
Impairment of long-term assets	(500)	—	(500)	(4,500)	—	(4,500)
Depreciation and amortization	(69,814)	(472)	(70,286)	(65,038)	(38)	(65,076)
Other operating gains and losses	—	(5,438)	(5,438)	—	(6,230)	(6,230)
Operating income (loss)	133,632	(12,601)	121,031	72,706	(12,520)	60,186
Gain on sale of available-for-sale securities	541	—	541	4,196	—	4,196
Net financial expenses	(52,593)	(509)	(53,102)	(66,775)	(186)	(66,961)
Income taxes	1,705	—	1,705	(1,427)	—	(1,427)
Equity in net losses of investees	(1,900)	—	(1,900)	(1,435)	—	(1,435)
Net income (loss)	81,385	(13,110)	68,275	7,265	(12,706)	(5,441)
Non-controlling interests	(21,625)	—	(21,625)	5,825	—	5,825
Net income attributable to Golar LNG Ltd	59,760	(13,110)	46,650	13,090	(12,706)	384
Total assets	2,230,006	2,628	2,232,634	2,038,384	39,388	2,077,772

Revenue by major customer
In the years ended December 31, 2011, 2010 and 2009, revenues from the following customers accounted for over 10% of the Company's consolidated revenues:

(in thousands of $)	2011		2010		2009
Petrobras	93,741	31%	90,652	37%	57,622	27%
DUSUP	47,054	16%	29,893	12%	—	—
Pertamina	37,829	13%	36,944	15%	37,570	17%
Qatar Gas Transport Company	35,461	12%	—	—	—	—
BG Group plc	25,101	8%	49,147	20%	61,299	28%
Shell	5,105	2%	25,440	10%	45,564	21%